Schedule Of segment performance (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Segment And Customer Reporting
Large format batteries	$ 63,336	$ 42,970
Other	490	1,645
Total of Large format batteries	$ 63,826	$ 44,615